Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
4.        Fair Value Measurements

The following table summarizes the Company's assets and liabilities measured at fair value on a recurring basis at March 31, 2014:

	Fair Value	(Level 1)	(Level 2)	(Level 3)
Convertible promissory notes payable derivative liability	$189,300	$-	$-	$189,300
Series A-1 preferred stock derivative liability	5,400	-	-	5,400
Common stock warrants	460,580	-	-	460,580
Total	$655,280	$-	$-	$655,280

As discussed in Note 5, the Company issued secured promissory notes (the "Notes") which were redeemable upon an event of default. The Notes were extinguished resulting in an extinguishment of the related derivative liability. Also discussed in Note 5, the Company issued certain convertible promissory notes (the "Convertible Notes") which may be redeemed upon an event of default. Since the Notes were issued at a substantial discount and the event of default clause may require accelerated repayment, the Notes include an embedded derivative that is not clearly and closely related to the host contract. Accordingly, the Company bifurcated the embedded derivative from the host contract and recognized a derivative liability at fair value upon issuance of the Notes. The Company estimated the fair value of the derivative liability using a valuation model which included the weighted probability of the amount of redemption and the time until redemption occurs over the note term.

In May 2013, the Company sold Series A-1 redeemable convertible preferred stock which contained provisions for anti-dilution protection in the event the Company issues common stock at a price below a price per share formula, as defined. At March 31, 2014, the threshold price was $1.00 per share. The anti-dilution protection requires the Company to issue the holders of Series A-1 shares of common stock or in the event of unavailable authorized shares of common stock, cash. The anti-dilution provision represents an embedded derivative as it is not clearly and closely related to the host contract. Accordingly, the Company bifurcated the embedded derivative from the host contract and recognized a derivative liability at fair value upon issuance of the Series A-1 redeemable convertible preferred stock. The Company estimated the fair value of the derivative liability using the Monte Carlo option pricing valuation model which included a probability weighted present value calculation.

As discussed in Note 6, in January 2014, the Company issued warrants to purchase 168,607 shares common stock at an exercise price of $4.30. The exercise price is subject to adjustment and the warrants may be exercised without cash consideration in lieu of forfeiting a portion of shares. Accordingly, the Company recognized a derivative liability at fair value upon issuance of the warrants. The Company estimated the fair value of the derivative liability using the Black-Scholes option pricing model. The fair value of the derivative liability as of March 31, 2014 was estimated using the following assumptions:

Expected volatility	80%
Risk free rate	1.61%
Dividend yield	0%
Expected term (in years)	5.00

The assumptions utilized were derived in a similar manner as discussed in Note 7 related to the fair value of stock options.

The Company revalues the derivative liabilities at the end of each reporting period using the same models as at issuance, updated for new facts and circumstances, and recognizes the change in the fair value in the statements of operations as other income (expense). The following sets forth a summary of changes in fair value of the Company’s level 3 liabilities measured on a recurring basis for the three months ended March 31, 2014 and for the period from January 12, 2012 (inception) to March 31, 2014:

	Convertible	Series A-1
	Notes Payable	Preferred Stock	Common
	Derivative	Derivative	Stock
	Liability	Liability	Warrants

Balance at December 31, 2013	$534,975	$56,926	$-
Extinguishment	(118,300)	-	-
Fair value at issuance	189,300	-	466,706
Change in fair value	(416,675)	(51,526)	(6,126)
Balance at March 31, 2014	$189,300	$5,400	$460,580

4.	Fair Value Measurements

The following table summarizes the Company's assets and liabilities measured at fair value on a recurring basis at December 31, 2013:

	Fair Value	(Level 1)	(Level 2)	(Level 3)
Promissory notes payable derivative liability	$534,975	$-	$-	$534,975
Series A-1 preferred stock derivative liability	56,926	-	-	56,926

Total	$591,901	$-	$-	$591,901

As discussed in Note 5, the Company issued certain senior secured promissory notes (the “Notes”) which may be redeemed upon an event of default. Since the Notes were issued at a substantial discount and the event of default clause may require accelerated repayment, the Notes include an embedded derivative that is not clearly and closely related to the host contract. Accordingly, the Company bifurcated the embedded derivative from the host contract and recognized a derivative liability at fair value upon issuance of the Notes. The Company estimated the fair value of the derivative liability using a valuation model which included the weighted probability of the amount of redemption and the time until redemption occurs over the note term.

In May 2013, the Company sold Series A-1 redeemable convertible preferred stock which contained provisions for anti-dilution protection in the event that the Company issues common stock at a price below a price per share formula, as defined. At December 31, 2013, the threshold price was $1.00 per share. The anti-dilution protection requires the Company to issue the holders of Series A-1 shares of common stock or in the event of unavailable authorized shares of common stock, cash. The anti-dilution provision represents an embedded derivative as it is not clearly and closely related to the host contract. Accordingly, the Company bifurcated the embedded derivative from the host contract and recognized a derivative liability at fair value upon issuance of the Series A-1 redeemable convertible preferred stock. The Company estimated the fair value of the derivative liability using the Monte Carlo option pricing valuation model which included a probability weighted present value calculation.

The Company revalues the derivative liabilities at the end of each reporting period using the same models as at issuance, updated for new facts and circumstances, and recognizes the change in the fair value in the statements of operations as other income (expense). The following sets forth a summary of changes in fair value of the Company’s level 3 liabilities measured on a recurring basis for the year ended December 31, 2013 and for the period from January 12, 2012 (inception) to December 31, 2013:

	Promissory	Series A-1
	Notes Payable	Preferred Stock
	Derivative Liability	Derivative Liability
Balance at December 31, 2012	$-	$-
Fair value at issuance	582,903	548,465
Change in fair value	(47,928)	(491,539)

Balance at December 31, 2013	$534,975	$56,926